Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Registrant Name	dei_EntityRegistrantName	SHORT TERM INVESTMENTS TRUST
CIK	dei_EntityCentralIndexKey	0000205007
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 18, 2020
Effective Date	dei_DocumentEffectiveDate	Dec. 18, 2020
Prospectus Date	rr_ProspectusDate	Dec. 18, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Invesco Liquid Assets Portfolio | Cash Management Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LPMXX
Invesco Liquid Assets Portfolio | CAVU Securities Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CVPXX
Invesco Liquid Assets Portfolio | Corporate Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LPCXX
Invesco Liquid Assets Portfolio | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LAPXX
Invesco Liquid Assets Portfolio | Personal Investment Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LPPXX
Invesco Liquid Assets Portfolio | Private Investment Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LPVXX
Invesco Liquid Assets Portfolio | Reserve Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LPRXX
Invesco Liquid Assets Portfolio | Resource Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LRCXX
Invesco STIC Prime Portfolio | Cash Management Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCNXX
Invesco STIC Prime Portfolio | Corporate Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSCXX
Invesco STIC Prime Portfolio | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRIXX
Invesco STIC Prime Portfolio | Personal Investment Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPEXX
Invesco STIC Prime Portfolio | Private Investment Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPVXX
Invesco STIC Prime Portfolio | Reserve Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPSXX
Invesco STIC Prime Portfolio | Resource Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRSXX
Invesco Treasury Portfolio | CAVU Securities Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CVTXX
Invesco Treasury Portfolio | Corporate Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TYCXX
Invesco Treasury Portfolio | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRPXX
Invesco Treasury Portfolio | Private Investment Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPFXX
Invesco Government and Agency Portfolio | CAVU Securities Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CVGXX
Invesco Government and Agency Portfolio | Corporate Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGCXX
Invesco Government and Agency Portfolio | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGPXX
Invesco Government and Agency Portfolio | Private Investment Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPVXX
Invesco Treasury Obligations Portfolio | Corporate Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TACXX
Invesco Treasury Obligations Portfolio | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSPXX
Invesco Treasury Obligations Portfolio | Private Investment Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TXPXX
Invesco Tax-Free Cash Reserve Portfolio | Corporate Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFOXX
Invesco Tax-Free Cash Reserve Portfolio | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFPXX
Invesco Tax-Free Cash Reserve Portfolio | Private Investment Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRCXX